INCOME TAX - Deferred taxes by type of temporary difference (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	$ (1,557,420)	$ (1,051,847)	$ (301,971)
Change in accounting policies	154,208
Credited (charged) to profit or loss	(357,032)	(449,291)	(348,601)
Deferred tax expense (income) credited (charged) to OCI	(62,659)	(60,960)	(396,125)
Netting reclassifications	3,299	4,678	(5,150)
Deferred tax (liabilities) assets at the end of the period	(1,819,604)	(1,557,420)	(1,051,847)
Deferred tax assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,520,787	1,637,801	2,271,478
Change in accounting policies	125,629
Credited (charged) to profit or loss	320,619	(123,089)	(236,997)
Deferred tax expense (income) credited (charged) to OCI	(55,390)	624	(335,925)
Netting reclassifications	(48,396)	5,451	(60,755)
Deferred tax (liabilities) assets at the end of the period	1,863,249	1,520,787	1,637,801
Deferred tax assets [Member] | Debt securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	8,081	62,627	290,465
Change in accounting policies	(2,431)
Credited (charged) to profit or loss	18,840	(30,580)	(5,459)
Deferred tax expense (income) credited (charged) to OCI	4,563	(23,966)	(212,090)
Netting reclassifications	597		(10,289)
Deferred tax (liabilities) assets at the end of the period	29,650	8,081	62,627
Deferred tax assets [Member] | Equity securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	8	1,583	323
Change in accounting policies	102
Credited (charged) to profit or loss	512	(1,254)	(26,416)
Deferred tax expense (income) credited (charged) to OCI		(321)	27,676
Deferred tax (liabilities) assets at the end of the period	622	8	1,583
Deferred tax assets [Member] | Derivative instruments [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	36,805	78,740	518,992
Credited (charged) to profit or loss	(102,681)	(41,935)	(223,831)
Deferred tax expense (income) credited (charged) to OCI	185,803		(165,894)
Netting reclassifications	(46,773)		(50,527)
Deferred tax (liabilities) assets at the end of the period	73,154	36,805	78,740
Deferred tax assets [Member] | Allowance Inversions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	366
Change in accounting policies	31
Credited (charged) to profit or loss	(264)
Netting reclassifications	3
Deferred tax (liabilities) assets at the end of the period	136	366
Deferred tax assets [Member] | Accounts receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	699	16,278	7,852
Credited (charged) to profit or loss		(15,589)	8,426
Netting reclassifications		10
Deferred tax (liabilities) assets at the end of the period		699	16,278
Deferred tax assets [Member] | Allowance for Accounts Receivable [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	333
Credited (charged) to profit or loss	44,660
Netting reclassifications	(3,603)
Deferred tax (liabilities) assets at the end of the period	41,390	333
Deferred tax assets [Member] | Loans and receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	71,938	6,014	5,652
Change in accounting policies	64,527
Credited (charged) to profit or loss	(121,072)	65,924	362
Netting reclassifications	(476)
Deferred tax (liabilities) assets at the end of the period	14,917	71,938	6,014
Deferred tax assets [Member] | Allowance for impairment on loans and receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	66,127	105,573	96,054
Change in accounting policies	68,513
Credited (charged) to profit or loss	13,808	(39,446)	9,679
Netting reclassifications	10,721		(160)
Deferred tax (liabilities) assets at the end of the period	159,169	66,127	105,573
Deferred tax assets [Member] | Allowance for other accounts receivable [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	4,649	6,219	18,119
Credited (charged) to profit or loss	(4,649)	(1,570)	(11,900)
Deferred tax (liabilities) assets at the end of the period		4,649	6,219
Deferred tax assets [Member] | Financial assets in concession contracts [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	28,536	25,837	12,096
Change in accounting policies	(6,322)
Credited (charged) to profit or loss	136,431	2,571	13,741
Netting reclassifications		128
Deferred tax (liabilities) assets at the end of the period	158,645	28,536	25,837
Deferred tax assets [Member] | Foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	18,161	4,846	13,326
Credited (charged) to profit or loss	(15,474)	13,315	(8,480)
Netting reclassifications	240
Deferred tax (liabilities) assets at the end of the period	2,927	18,161	4,846
Deferred tax assets [Member] | Property, plant and equipment costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	364,540	296,269	58,505
Credited (charged) to profit or loss	(77,625)	68,271	237,739
Netting reclassifications	(2,804)		25
Deferred tax (liabilities) assets at the end of the period	284,111	364,540	296,269
Deferred tax assets [Member] | Depreciation of Property, Plant and Equipment [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	11,993	5,699	5,415
Credited (charged) to profit or loss	8,854	6,294	284
Netting reclassifications	56
Deferred tax (liabilities) assets at the end of the period	20,903	11,993	5,699
Deferred tax assets [Member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	145,625	113,817	77,055
Credited (charged) to profit or loss	23,233	30,922	37,167
Netting reclassifications	(2)	886	(405)
Deferred tax (liabilities) assets at the end of the period	168,856	145,625	113,817
Deferred tax assets [Member] | Tax losses carry forward [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	332,354	385,855	527,153
Credited (charged) to profit or loss	365,698	(53,556)	(140,623)
Deferred tax expense (income) credited (charged) to OCI	(402,042)
Netting reclassifications	3,191	55	(675)
Deferred tax (liabilities) assets at the end of the period	299,201	332,354	385,855
Deferred tax assets [Member] | Surplus of presumptive income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	2,528	19,480	166,116
Credited (charged) to profit or loss	2,142	(16,952)	(146,636)
Deferred tax (liabilities) assets at the end of the period	4,670	2,528	19,480
Deferred tax assets [Member] | Provisions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	197,963	212,695	146,578
Change in accounting policies	(11,038)
Credited (charged) to profit or loss	2,163	(17,649)	60,716
Deferred tax expense (income) credited (charged) to OCI			5,706
Netting reclassifications	794	2,917	(305)
Deferred tax (liabilities) assets at the end of the period	189,882	197,963	212,695
Deferred tax assets [Member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	98,924	104,606	101,224
Credited (charged) to profit or loss	41,406	(29,658)	(5,718)
Deferred tax expense (income) credited (charged) to OCI	(9,394)	23,976	8,677
Netting reclassifications	847		423
Deferred tax (liabilities) assets at the end of the period	131,783	98,924	104,606
Deferred tax assets [Member] | Goodwill [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period			6,947
Credited (charged) to profit or loss			(6,947)
Deferred tax assets [Member] | Deferred income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period		113,380	35,857
Change in accounting policies	12,349
Credited (charged) to profit or loss	(9,762)	(113,380)	77,523
Deferred tax (liabilities) assets at the end of the period	2,587		113,380
Deferred tax assets [Member] | Biological asset [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	169	101	369
Credited (charged) to profit or loss	(65)	68	(268)
Deferred tax (liabilities) assets at the end of the period	104	169	101
Deferred tax assets [Member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	8,042	9,160	8,414
Credited (charged) to profit or loss	625	(1,118)	746
Netting reclassifications	(75)
Deferred tax (liabilities) assets at the end of the period	8,592	8,042	9,160
Deferred tax assets [Member] | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	123,645	69,022	174,966
Change in accounting policies	(102)
Credited (charged) to profit or loss	(6,161)	52,233	(107,102)
Deferred tax expense (income) credited (charged) to OCI	165,680	935
Netting reclassifications	(11,112)	1,455	1,158
Deferred tax (liabilities) assets at the end of the period	271,950	123,645	69,022
Deferred tax liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(3,078,207)	(2,689,648)	(2,573,449)
Change in accounting policies	28,579
Credited (charged) to profit or loss	(677,651)	(326,202)	(111,604)
Deferred tax expense (income) credited (charged) to OCI	(7,269)	(61,584)	(60,200)
Netting reclassifications	51,695	(773)	55,605
Deferred tax (liabilities) assets at the end of the period	(3,682,853)	(3,078,207)	(2,689,648)
Deferred tax liabilities [Member] | Debt securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(44,492)	(27,278)	(19,943)
Change in accounting policies	9,555
Credited (charged) to profit or loss	(14,843)	29,105	44,338
Deferred tax expense (income) credited (charged) to OCI	26	(46,319)	(51,673)
Netting reclassifications	(183)
Deferred tax (liabilities) assets at the end of the period	(49,937)	(44,492)	(27,278)
Deferred tax liabilities [Member] | Equity securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(121,226)	(100,484)	(104,317)
Change in accounting policies	(298)
Credited (charged) to profit or loss	7,361	302	(9,072)
Deferred tax expense (income) credited (charged) to OCI	2,084	33	13,059
Netting reclassifications	(3,798)	(21,077)	(154)
Deferred tax (liabilities) assets at the end of the period	(115,877)	(121,226)	(100,484)
Deferred tax liabilities [Member] | Derivative instruments [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(87,525)	(67,974)	(333,317)
Credited (charged) to profit or loss	23,187	(15,190)	240,468
Deferred tax expense (income) credited (charged) to OCI		(4,361)	(21,586)
Netting reclassifications	46,773		46,461
Deferred tax (liabilities) assets at the end of the period	(17,565)	(87,525)	(67,974)
Deferred tax liabilities [Member] | Allowance Inversions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(182)
Change in accounting policies	57
Credited (charged) to profit or loss	(23,025)
Netting reclassifications		(182)
Deferred tax (liabilities) assets at the end of the period	(23,150)	(182)
Deferred tax liabilities [Member] | Accounts receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(306,774)	(260,621)
Change in accounting policies	(17)
Credited (charged) to profit or loss	17,677	(46,335)	(260,621)
Deferred tax expense (income) credited (charged) to OCI	1,588
Netting reclassifications		182
Deferred tax (liabilities) assets at the end of the period	(287,526)	(306,774)	(260,621)
Deferred tax liabilities [Member] | Loans and receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(322,746)	(268,747)	(238,492)
Change in accounting policies	3,668
Credited (charged) to profit or loss	256,357	(53,999)	(30,255)
Netting reclassifications	(846)
Deferred tax (liabilities) assets at the end of the period	(63,567)	(322,746)	(268,747)
Deferred tax liabilities [Member] | Allowance for impairment on loans and receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(397,838)	(275,785)	(227,336)
Change in accounting policies	204,100
Credited (charged) to profit or loss	(77,442)	(122,053)	(48,449)
Netting reclassifications	233
Deferred tax (liabilities) assets at the end of the period	(270,947)	(397,838)	(275,785)
Deferred tax liabilities [Member] | Financial assets in concession contracts [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(700,738)	(718,496)	(627,666)
Change in accounting policies	(228,241)
Credited (charged) to profit or loss	30,238	20,548	(90,830)
Netting reclassifications		(2,790)
Deferred tax (liabilities) assets at the end of the period	(898,741)	(700,738)	(718,496)
Deferred tax liabilities [Member] | Foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(72,209)	(46,783)	(83,774)
Credited (charged) to profit or loss	(20,314)	(25,426)	36,991
Netting reclassifications	107
Deferred tax (liabilities) assets at the end of the period	(92,416)	(72,209)	(46,783)
Deferred tax liabilities [Member] | Property, plant and equipment costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(363,814)	(400,180)	(355,478)
Credited (charged) to profit or loss	11,305	36,404	(44,865)
Netting reclassifications	(4,875)	(38)	163
Deferred tax (liabilities) assets at the end of the period	(357,384)	(363,814)	(400,180)
Deferred tax liabilities [Member] | Depreciation of Property, Plant and Equipment [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(179,877)	(209,549)	(227,591)
Credited (charged) to profit or loss	9,908	30,948	18,114
Netting reclassifications	(169)	(1,276)	(72)
Deferred tax (liabilities) assets at the end of the period	(170,138)	(179,877)	(209,549)
Deferred tax liabilities [Member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(107,721)	(60,598)	(60,003)
Credited (charged) to profit or loss	(514,157)	(47,123)	(595)
Deferred tax (liabilities) assets at the end of the period	(621,878)	(107,721)	(60,598)
Deferred tax liabilities [Member] | Provisions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(575)	(471)	(1,961)
Credited (charged) to profit or loss	(22,312)	(62)	1,490
Deferred tax expense (income) credited (charged) to OCI	304	116
Netting reclassifications	(1,697)	(158)
Deferred tax (liabilities) assets at the end of the period	(24,280)	(575)	(471)
Deferred tax liabilities [Member] | Goodwill [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(169,675)	(86,036)	(42,822)
Credited (charged) to profit or loss	(23,355)	(83,639)	(43,214)
Deferred tax (liabilities) assets at the end of the period	(193,030)	(169,675)	(86,036)
Deferred tax liabilities [Member] | Deferred income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(40,534)	(34,613)	(26,940)
Change in accounting policies	40,534
Credited (charged) to profit or loss	(116,034)	(5,921)	(7,673)
Deferred tax (liabilities) assets at the end of the period	(116,034)	(40,534)	(34,613)
Deferred tax liabilities [Member] | Biological asset [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(16,583)	(6,806)	(17,578)
Credited (charged) to profit or loss	(6,750)	(9,777)	3,320
Netting reclassifications			7,452
Deferred tax (liabilities) assets at the end of the period	(23,333)	(16,583)	(6,806)
Deferred tax liabilities [Member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(32,636)
Credited (charged) to profit or loss	28,343
Netting reclassifications		(32,636)
Deferred tax (liabilities) assets at the end of the period	(4,293)	(32,636)
Deferred tax liabilities [Member] | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(71,408)	(65,400)	(152,824)
Change in accounting policies	(779)
Credited (charged) to profit or loss	(176,699)	(30,128)	85,669
Deferred tax expense (income) credited (charged) to OCI	(11,271)	(11,053)
Netting reclassifications	16,492	35,173	1,755
Deferred tax (liabilities) assets at the end of the period	(243,665)	(71,408)	(65,400)
Deferred tax liabilities [Member] | Provision for foreclosed assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(41,654)	(37,798)	(15,198)
Credited (charged) to profit or loss	(67,096)	(3,856)	(22,600)
Netting reclassifications	(342)
Deferred tax (liabilities) assets at the end of the period	$ (109,092)	(41,654)	(37,798)
Deferred tax liabilities [Member] | Unrealized profits of foreign subsidiaries [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period		(22,029)	(38,209)
Credited (charged) to profit or loss			16,180
Netting reclassifications		$ 22,029
Deferred tax (liabilities) assets at the end of the period			$ (22,029)